Operating segment and geographic data - Depreciation and amortization, Capital expenditure, and Total assets by segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating segment and geographic data
Depreciation and amortization	$ 916	$ 836	$ 870
Capital expenditure	772	752	632
Total assets	44,441	43,458	39,391
Electrification Products
Operating segment and geographic data
Depreciation and amortization	355	315	348
Capital expenditure	244	218	215
Total assets	12,049	8,881	8,343
Robotics and Motion
Operating segment and geographic data
Depreciation and amortization	208	216	249
Capital expenditure	123	118	112
Total assets	8,397	8,416	7,870
Industrial Automation
Operating segment and geographic data
Depreciation and amortization	160	112	71
Capital expenditure	104	71	53
Total assets	6,669	6,961	4,294
Corporate and Other
Operating segment and geographic data
Depreciation and amortization	193	193	202
Capital expenditure	301	345	252
Total assets	17,326	19,200	18,884
Assets held for sale	$ 8,591	$ 8,603	$ 8,504